Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 6,331	$ 5,461	$ 18,370	$ 16,987
Finance and interest income	299	288	889	887
Net revenues	6,630	5,749	19,259	17,874
Agricultural Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,651	2,359	7,890	7,291
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	642	595	1,841	1,726
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,537	2,114	7,203	6,754
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	1,075	850	3,213	2,755
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	6,331	5,461	18,370	16,987
Finance and interest income	28	39	93	103
Net revenues	6,359	5,500	18,463	17,090
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(574)	(457)	(1,777)	(1,539)
Financial Services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	409	386	1,205	1,173
Net revenues	409	386	1,205	1,173
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	409	386	1,205	1,173
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ (110)	$ (98)	$ (316)	$ (286)